BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 68,184	$ 317,220
Prepaid assets	896,826	1,090,278
Total current assets	965,010	1,407,498
Cash, cash equivalents and other investments held in Trust Account	345,065,339	345,030,739
Total assets	346,030,349	346,438,237
Current liabilities:
Accrued expenses, formation and offering costs	4,286,278	3,175,067	$ 750
State franchise tax accrual	50,000	200,000	450
Notes and advances payable – related party	1,750,000	1,350,000
Total current liabilities	15,403,610	19,501,774	1,200
Deferred underwriting compensation	12,075,000	12,075,000
Total liabilities	27,478,610	31,576,774	1,200
Commitments and contingencies
Class A Common Stock subject to possible redemption, 34,500,000 and -0- shares at December 31, 2021 and December 31, 2020, respectively (at redemption value of $10 per share)	345,000,000	345,000,000
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding at March 31, 2022 and December 31, 2021, respectively	0
Additional paid-in-capital	0	0
Accumulated deficit	(26,449,124)	(30,139,400)	(1,200)
Total stockholders' equity (deficit)	(26,448,261)	(30,138,537)	(1,200)
Total liabilities and stockholders' equity (deficit)	346,030,349	346,438,237
Public Warrants
Current liabilities:
Warrants derivative liability	5,520,000	8,754,375
Private Placement Warrants
Current liabilities:
Warrants derivative liability	3,797,332	6,022,332
Class A Common Stock
Stockholders' equity (deficit):
Common stock value	0	0
Class F Common Stock
Stockholders' equity (deficit):
Common stock value	$ 863	$ 863